SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION
SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION

Inventories and Replacement Parts and Other Supplies — Inventory values include all costs directly associated with manufacturing products: materials, labor, and manufacturing overhead.  These values are presented at the lower of cost or market.  Costs of raw materials, woodyard logs, work-in-progress, and finished goods are determined using the first-in, first-out method.

Replacement parts and other supplies are stated using the average cost method and are reflected in Inventories and Intangibles and other assets on the accompanying condensed consolidated balance sheets (see Note 5).

The following table summarizes our inventories by major category:

	March 31,	December 31,
(Dollars in millions)	2015	2014
Raw materials	$110	$13
Woodyard logs	11	6
Work-in-process	66	9
Finished goods	271	62
Replacement parts and other supplies	78	20
Inventories	$536	$110

Asset Retirement Obligations — In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, a liability and an asset are recorded equal to the present value of the estimated costs associated with the retirement of long-lived assets where a legal or contractual obligation exists.  The liability is accreted over time, and the asset is depreciated over its useful life.  Our asset retirement obligations under this standard relate primarily to closure and post-closure costs for landfills.  Revisions to the liability could occur due to changes in the estimated costs or timing of closure or possible new federal or state regulations affecting the closure. The increase in the liability for the three months ended March 31, 2015, was primarily attributable to the assumption of the asset retirement obligation liabilities associated with landfills acquired in connection with the NewPage acquisition.

On March 31, 2015, and December 31, 2014, we had $1 million of restricted cash included in Intangibles and other assets in the accompanying condensed consolidated balance sheet related to an asset retirement obligations in the state of Michigan.  These cash deposits are required by the state and may only be used for the future closure of a landfill.

The following table presents an analysis related to our asset retirement obligations which are included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Asset retirement obligations, January 1	$8	$13
Liabilities assumed	9	—
Adjustment to existing liabilities	—	(3)
Asset retirement obligations	17	10
Less: Current portion	(2)	(1)
Non-current portion of asset retirement obligations, March 31	$15	$9

In addition to the above obligations, we may be required to remove certain materials from our facilities or to remediate them in accordance with current regulations that govern the handling of certain hazardous or potentially hazardous materials.  At this time, any such obligations have an indeterminate settlement date, and we believe that adequate information does not exist to reasonably estimate any such potential obligations.  Accordingly, we will record a liability for such remediation when sufficient information becomes available to estimate the obligation.

Property, Plant, and Equipment — Property, plant, and equipment is stated at cost, net of accumulated depreciation.  Interest is capitalized on projects meeting certain criteria and is included in the cost of the assets.  The capitalized interest is depreciated over the same useful lives as the related assets.  Expenditures for major repairs and improvements are capitalized, whereas normal repairs and maintenance are expensed as incurred.

Interest costs capitalized for the three months ended March 31, 2015 were not material. $1 million of interest costs were capitalized for the three months ended March 31, 2014.

Depreciation is computed using the straight-line method over the assets’ estimated useful lives.  Depreciation expense was $55 million and $26 million for the three-month periods ended March 31, 2015 and 2014, respectively.